Other Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Other Assets, Noncurrent Disclosure [Abstract]
Other Assets
OTHER ASSETS
Other assets consist of the following as of March 31, 2013 and December 31, 2012:

	March 31, 2013	December 31, 2012
	(In thousands)
Plugging and abandonment escrow account on the WCBB properties (Note 11)	$3,113	$3,113
Certificates of Deposit securing letter of credit	275	275
Prepaid drilling costs	626	515
Loan commitment fees	9,141	9,388
Deposits	4	4
	$13,159	$13,295

OTHER ASSETS
Other assets consist of the following as of December 31, 2012 and 2011:

	December 31,
	2012	2011
Plugging and abandonment escrow account on the WCBB properties (Note 16)	$3,113,000	$3,121,000
Certificates of Deposit securing letter of credit	275,000	275,000
Prepaid drilling costs	515,000	228,000
Loan commitment fees	9,388,000	1,495,000
Deposits	4,000	4,000
	$13,295,000	$5,123,000